OPPENHEIMER MAIN STREET INCOME & GROWTH FUND
                  Supplement dated May 15, 1998 to the
                    Prospectus dated December 8, 1997

The Supplement to the Prospectus dated April 20, 1998 is replaced in its entirety and the Prospectus dated December 8, 1997 is changed as follows effective June 1, 1998:

1. Footnote number 1 under the table entitled "Shareholder Transaction Expenses" on page 3 is modified to read as follows:

      (1) If you invest $1 million or more ($500,000 or more for purchases "Retirement Plans" as defined in "Class A Contingent Deferred Sales Charge" on page 31) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares -- Buying Class A Shares," below.

2. The fourth and fifth sentences of the sub-section captioned "Who Manages the Fund" in "A Brief Overview of the Fund" on page 6 are revised as follows:

      Effective April 20, 1998, the Fund's portfolio managers are Charles Albers and Nikolaos Monoyios, who are employed by the Manager. They are the individuals primarily responsible for the selection of the Fund's securities.

3. The sub-section captioned "Portfolio Manager" in "How the Fund is Managed-The Manager and Its Affiliates" on page 21 is revised as follows:

     Effective April 20, 1998, the Fund's portfolio managers are Charles Albers and Nikolaos Monoyios. Mr. Albers is the lead portfolio manager. They are the individuals principally responsible for the day-to-day management of the Fund's portfolio. Messrs. Albers and Monoyios are Vice Presidents of the Fund, Mr. Albers is a Senior Vice President of the Manager and Mr. Monoyios is a Vice President of the Manager. Prior to joining the Manager, Messrs. Albers and Monoyios were portfolio managers at Guardian Investor Services (since 1972 and 1979, respectively), the investment management subsidiary of The Guardian life Insurance Company.

4. The second sentence of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 26 is modified to read as follows:

      If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.
                                                                  [over]

5. The first sub-paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 32 is modified to read as follows:

            o Purchases by a Retirement Plan qualified under section 401(a) or 401(k) of the Internal Revenue Code if the Retirement Plan has total plan assets of $500,000 or more;

6. The first and second sentences of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 31 are modified to read as follows:

      If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998.)

7. The second sentence of the fifth paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 32 is modified to read as follows:

      However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998.)

8. The paragraph entitled "Special Arrangements With Dealers" on page 32 is hereby deleted.

9. The following sub-paragraphs under the heading "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" of the section entitled "Waivers of Class A Sales Charges" on page 35 are deleted:

            o if, at the time of purchase of shares (if purchased prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

            o if, at the time of purchase of shares (if purchased during the period May 1, 1997 through December 31, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase);

10. The following paragraph is added on page 41 directly below the paragraph titled, "Shareholder Transactions by Fax:"

      OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site at the following Internet address: http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by any shareholder listed in the registration on an account as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.

























May 15, 1998                                                  PS0700.018

                 OPPENHEIMER MAIN STREET INCOME & GROWTH FUND
                     Supplement dated May 15, 1998 to the
          Statement of Additional Information dated December 8, 1997

The supplement to the Statement of Additional Information dated April 22, 1998 is replaced in its entirety and the Statement of Additional Information dated December 8, 1997 is changed as follows effective June 1, 1998:

1. The biography for Robert Milnamow on page 17 is deleted.

2. The following biographies are added to page 17 as follows:

      Charles Albers, Vice President and Portfolio Manager; Age 57
      Two World Trade Center, New York, New York 10048-0203
      Senior Vice President of the Manager (since April, 1998); a Certified Financial Analyst; previously a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (since 1972).

      Nikolaos D. Monoyios, Vice President and Portfolio Manager; Age 48 Two World Trade Center, New York, New York 10048-0203 Vice President of the Manager (since April, 1998); a Certified Financial Analyst; previously a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (since 1979).

3. The following paragraph is added after the first paragraph of the section captioned, "The Manager and Its Affiliates" on page 20:

      The Portfolio Managers of the Fund are Charles Albers and Nikolaos Monoyios, who are principally responsible for the day to day management of the Fund's portfolio. Messrs. Albers and Monoyios' backgrounds are described in the Prospectus under "Portfolio Manager." Other members of the Manager's Equity and Fixed Income Portfolio Departments provide the portfolio managers with counsel and support in managing the Fund's portfolio.

4. The third sentence of the fourth paragraph in the section entitled "How To Exchange Shares" on page 41 is revised to read as follows:

      However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998.)

May 15, 1998                                                        PX0700.007

            OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND
                  Supplement dated May 15, 1998 to the
                    Prospectus dated December 8, 1997

The Prospectus is changed as follows effective June 1, 1998:

1. Footnote number 1 under the table entitled "Shareholder Transaction Expenses" on page 3 is modified to read as follows:

      (1) If you invest $1 million or more in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares. See "How to Buy Shares- Buying Class A Shares," below.

2. The second sentence of the paragraph entitled "Class A Shares" in the section entitled "How to Buy Shares-Classes of Shares" on page 24 is modified to read as follows:

      If you purchase Class A shares as part of an investment of at least $1 million in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge, described below.

3. The first and second sentences of the third paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 28 are modified to read as follows:

      If you redeem any Class A shares subject to the contingent deferred sales charge described above within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. (A different holding period may apply to shares purchased prior to June 1, 1998.)

4. The second sentence of the fifth paragraph of the section entitled "Buying Class A Shares-Class A Contingent Deferred Sales Charge" on page 29 is modified to read as follows:

      However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply. (A different holding period may apply to shares purchased prior to June 1, 1998.)

                                                                  [over]

5. The paragraph entitled "Special Arrangements With Dealers" on page 29 is hereby deleted.

6. The following sub-paragraphs under the heading "Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions" of the section entitled "Waivers of Class A Sales Charges" on page 31 are deleted:

            o if, at the time of purchase of shares (prior to May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase); or

            o if, at the time of purchase of shares (on or after May 1, 1997) the dealer agreed in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase).

7. The following paragraph is added on page 42 directly above the paragraph titled, "Automatic Withdrawal and Exchange Plan."

      OppenheimerFunds Internet Web Site. Information about the Fund, including your account balance, daily share prices, market and Fund portfolio information, may be obtained by visiting the OppenheimerFunds Internet Web Site at the following Internet address: http://www.oppenheimerfunds.com. Additionally, certain account transactions may be requested by any shareholder listed in the registration on an account as well as by the dealer representative of record, through a special section of that Web Site. To access that section of the Web Site you must first obtain a personal identification number ("PIN") by calling OppenheimerFunds PhoneLink at 1-800-533-3310. If you do not wish to have Internet account transactions capability for your account, please call our customer service representatives at 1-800-525-7048. To find out more information about Internet transactions and procedures, please visit the Web Site.









May 15, 1998                                                  PS0725.010

               OPPENHEIMER MAIN STREET CALIFORNIA MUNICIPAL FUND
                     Supplement dated May 15, 1998 to the
          Statement of Additional Information dated December 8, 1997

The Statement of Additional Information is changed as follows effective June 1, 1998:

      The sixth sentence of the third paragraph in the section entitled "How To Exchange Shares" on pages 44 and 45 is revised to read as follows:

      However, if you redeem Class A shares of the Fund that were acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge within 18 months of the end of the calendar month of the purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). (A different holding period may apply to shares purchased prior to June 1, 1998.)





























May 15, 1998                                                        PX0725.004